Average Annual Total Returns			12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.56%	15.32%		18.13%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | A Class
Prospectus [Line Items]
Average Annual Return, Percent			9.22%	9.89%		13.30%
Performance Inception Date		Feb. 05, 2016
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | C Class
Prospectus [Line Items]
Average Annual Return, Percent			14.02%	10.39%		13.13%
Performance Inception Date		Feb. 05, 2016
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			16.17%	11.50%		14.26%
Performance Inception Date		Feb. 05, 2016
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent			16.25%	11.59%		14.38%
Performance Inception Date		Apr. 30, 2018
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			16.23%	11.52%		14.32%
Performance Inception Date		Oct. 31, 2003
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | R5 Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.71%	8.52%		11.75%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | R5 Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.43%	8.48%		11.16%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			15.86%	11.19%		13.94%
Performance Inception Date		Feb. 05, 2016
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%	11.33%		10.53%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | A Class
Prospectus [Line Items]
Average Annual Return, Percent			16.64%	11.03%		8.91%
Performance Inception Date		Feb. 03, 2012
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | C Class
Prospectus [Line Items]
Average Annual Return, Percent			21.82%	11.52%		8.75%
Performance Inception Date		Feb. 03, 2012
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			24.11%	12.66%		9.87%
Performance Inception Date		Feb. 03, 2012
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent			24.23%	12.82%		9.99%
Performance Inception Date		Apr. 28, 2017
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			24.16%	12.73%		9.94%
Performance Inception Date		Oct. 31, 2003
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	12.36%		9.58%
Performance Inception Date		Feb. 03, 2012
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.58%	9.33%		7.36%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.44%	9.06%		7.19%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | Russell Midcap® Growth Index (Reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.66%	6.65%		12.49%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | A Class
Prospectus [Line Items]
Average Annual Return, Percent			6.05%	3.83%		11.86%
Performance Inception Date		Feb. 24, 2012
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | C Class
Prospectus [Line Items]
Average Annual Return, Percent			10.71%	4.29%		11.70%
Performance Inception Date		Feb. 24, 2012
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			12.81%	5.33%		12.82%
Performance Inception Date		Feb. 24, 2012
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent			12.89%	5.40%		12.93%
Performance Inception Date		Dec. 31, 2018
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			12.85%	5.39%		12.92%
Performance Inception Date		Aug. 31, 2006
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			12.57%	5.11%		12.57%
Performance Inception Date		Feb. 01, 2006
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.50%	3.01%		10.78%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.12%	3.85%		10.13%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | Russell 2000® Growth Index (Reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.01%	3.18%		9.57%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | A Class
Prospectus [Line Items]
Average Annual Return, Percent			5.17%	3.26%		10.25%
Performance Inception Date		Feb. 24, 2012
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | C Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.70%	3.43%		9.92%
Performance Inception Date	[1]	Feb. 24, 2012
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			11.79%	4.73%		11.17%
Performance Inception Date		Feb. 24, 2012
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent			11.92%	4.82%		11.27%
Performance Inception Date		Apr. 30, 2019
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			11.82%	4.80%		11.24%
Performance Inception Date		Aug. 31, 2006
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			11.50%	4.48%		10.91%
Performance Inception Date		Dec. 01, 2005
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.82%	1.90%		8.03%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.81%	3.21%		8.34%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund | ICE BofA US 3-Month Treasury Bill Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.18%	3.17%		2.18%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund | A Class
Prospectus [Line Items]
Average Annual Return, Percent			(3.77%)	2.76%		2.99%
Performance Inception Date		Aug. 19, 2014
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund | C Class
Prospectus [Line Items]
Average Annual Return, Percent			0.51%	3.27%		2.88%
Performance Inception Date		Aug. 19, 2014
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			2.42%	4.26%		3.92%
Performance Inception Date		Aug. 19, 2014
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			2.54%	4.35%		4.00%
Performance Inception Date		Aug. 19, 2014
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			2.15%	3.95%		3.61%
Performance Inception Date		Aug. 19, 2014
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.96%)	1.69%		1.93%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.27%	2.27%		2.19%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	17.43%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | 60% MSCI® World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.29%	8.30%	10.37%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | MSCI® World Index (Hedged to USD) (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.04%	13.67%	15.75%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | 60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged USD (Reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.86%	0.34%	2.17%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | A Class
Prospectus [Line Items]
Average Annual Return, Percent			1.92%	3.10%	6.50%
Performance Inception Date		Apr. 30, 2019
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | C Class
Prospectus [Line Items]
Average Annual Return, Percent			6.13%	3.54%	6.65%
Performance Inception Date		Apr. 30, 2019
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			8.18%	4.57%	7.67%
Performance Inception Date		Dec. 31, 2018
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			8.44%	4.69%	7.77%
Performance Inception Date		Dec. 31, 2018
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			7.73%	4.25%	7.35%
Performance Inception Date		Dec. 31, 2018
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.46%	1.29%	4.91%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.56%	2.04%	4.78%

[1]
*	Performance for the 5 Years and 10 Years period has been adjusted to align with the Fund’s audited Financial Highlights for the fiscal year ended December 31, 2021, which reflect the correction of an expense accrual. If performance had been calculated based on the net asset value (“NAV”) per share as of December 31, 2021 without the expense accrual adjustment, performance would have been higher.